Combined Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Subscription and other revenue	$ 85,340	$ 73,424	$ 168,530	$ 146,692	$ 302,871	$ 263,518	$ 228,294
Cost of revenue:
Cost of revenue	11,783	9,241	23,087	18,527	38,916	33,253	30,920
Amortization of acquired technologies	1,037	6,132	3,741	11,876	24,257	24,067	26,428
Total cost of revenue	12,820	15,373	26,828	30,403	63,173	57,320	57,348
Gross profit	72,520	58,051	141,702	116,289	239,698	206,198	170,946
Operating expenses:
Sales and marketing	24,498	18,939	50,212	37,407	82,034	70,254	62,278
Research and development	12,501	10,077	24,543	21,520	42,719	37,172	32,892
General and administrative	21,364	9,632	41,592	21,529	57,331	38,971	33,286
Amortization of acquired intangibles	4,276	5,869	10,295	11,734	23,848	23,189	23,716
Total operating expenses	62,639	44,517	126,642	92,190	205,932	169,586	152,172
Operating income	9,881	13,534	15,060	24,099	33,766	36,612	18,774
Other expense:
Interest expense, net	(6,082)	(7,113)	(12,600)	(14,735)	(28,137)	(33,805)	(34,523)
Other (expense) income, net	(54)	96	(583)	(166)	(773)	386	(1,742)
Total other expense	(6,136)	(7,017)	(13,183)	(14,901)	(28,910)	(33,419)	(36,265)
Income (loss) before income taxes	3,745	6,517	1,877	9,198	4,856	3,193	(17,491)
Income tax expense (benefit)	3,283	3,293	5,693	5,286	12,014	5,705	(3,799)
Net (loss) income	462	3,224	(3,816)	3,912	$ (7,158)	$ (2,512)	$ (13,692)
Net income (loss) available to common stockholders	462	3,224	(3,816)	3,912
Net income (loss) available to common stockholders	$ 462	$ 3,224	$ (3,816)	$ 3,912
Net income (loss) available to common stockholders per share:
Basic earnings (loss) per share (in dollars per share)	$ 0.00	$ 0.02	$ (0.02)	$ 0.02
Diluted earnings (loss) per share (in dollars per share)	$ 0.00	$ 0.02	$ (0.02)	$ 0.02
Weighted-average shares used to compute Net income (loss) available to common stockholders per share:
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)	158,124	158,124	158,124	158,124
Shares used in computation of diluted earnings (loss) per share (in shares)	158,124	158,124	158,124	158,124